Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Document Type	20-F/A
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-16050
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Hamelacha 5
Entity Address, City or Town	Netanya
Entity Address, Postal Zip Code	4250540
Entity Address Country	IL
Title of 12(b) Security	Ordinary Shares, NIS 0.90 Par Value
Trading Symbol	TATT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	10,102,612
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv
Auditor Firm Id	1309
Document Financial Statement Error Correction [Flag]	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) to the annual report on Form 20-F for the fiscal year ended December 31, 2023, filed on March 6, 2024 (the “Original Filing”), is being filed by TAT Technologies Ltd. (the “Company”) solely to correct a typographical errors in Item 5 “Operating and Financial Review and Prospects” in the Original Filing. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1. This Amendment makes no other changes to the Original Filing other than as described above.
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ehud Ben-Yair
Contact Personnel Email Address	ehudb@tat-technologies.com
Entity Address, Address Line One	Hamelacha 5 St
Entity Address, City or Town	Natanya
Entity Address, Postal Zip Code	4250540
Entity Address Country	IL
City Area Code	972
Local Phone Number	54-4522565